Other Payables	12 Months Ended
Dec. 31, 2023
Other Payables [Abstract]
Other Payables	Other Payables
Current Other Payables

	December 31,
	2023	2022
	£’000	£’000
Accruals	16,238	15,801
Other payables	2,087	814
Other taxation and social security	5,897	2,830
Corporation tax	111	10
	24,333	19,455

Non-current Other Payables

	December 31,
	2023	2022
	£’000	£’000
Other payables	—	377
	—	377